Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.19%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		980	$98,264
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,980	95,555
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,653	47,788
Vanguard Short-Term Treasury ETF (a)............................................................................		1,654	95,585
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $341,221)			337,192
		Notional
PURCHASED OPTIONS - 126.82% (b)(c)	Contracts	Amount

CALL OPTIONS - 105.26%
Invesco QQQ Trust Series 1, Expires 8/10/2023, Strike Price $325.93...............................	31	$828,506	33,903
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $419.99................................	24	857,232	27,624
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.42...................................	24	857,232	844,064
PUT OPTIONS - 21.56%			905,591

iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.53...................	85	870,825	105,334
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price
$108.13................................................................................................................	88	901,560	75,613
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.42................................	24	857,232	4,533
TOTAL PURCHASED OPTIONS (Cost $1,294,323)			185,480
			1,091,071
Total Investments (Cost $1,635,544) - 166.01%............................................................			1,428,263
Liabilities in Excess of Other Assets - (66.01)%.............................................................			(567,972)
....................................................................................TOTAL NET ASSETS - 100.00%			$860,291

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,192.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1............................	8/10/2023	$352.04	31	$(828,506)	$(17,763)
SPDR S&P 500® Trust ETF............................	8/10/2023	$453.63	24	(857,232)	(11,001)
SPDR S&P 500® Trust ETF............................	8/10/2023	$168.42	24	(857,232)	(467,063)
PUT OPTIONS					(495,827)

iShares 20+ Year Treasury Bond ETF...............	8/10/2023	$117.40	85	(870,825)	(141,066)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	8/10/2023	$113.82	88	(901,560)	(108,611)
SPDR S&P 500® Trust ETF............................	8/10/2023	$377.99	24	(857,232)	(91,133)
TOTAL OPTIONS WRITTEN (Premiums Received $901,952)					(340,810)
					$(836,637)